Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule Of statutory income tax rates of other countries where the Company's subsidiaries having significant operations

	For the Year Ended December 31,
	2023	2024	2025
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	22.00%	22.00%	22.00%
Netherlands	25.80%	25.80%	25.80%

Schedule of composition of loss before income tax for the periods presented by jurisdictions

	For the Year Ended December 31,
	2023	2024	2025
Chinese Mainland	(19,992,673)	(21,248,033)	(13,888,080)
Other jurisdictions	(466,245)	(1,176,491)	(932,639)
Total	(20,458,918)	(22,424,524)	(14,820,719)

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2023	2024	2025
Current income tax expense	59,943	62,065	136,658
Deferred income tax expense/(benefit)	200,892	(84,880)	(14,776)
Total	260,835	(22,815)	121,882

Schedule of reconciliation of the income tax expense

	For the Year Ended December 31,
	2023	2024
Loss before income tax expense	(20,458,918)	(22,424,524)
Income tax benefit computed at PRC statutory income tax rate of 25%	(5,114,730)	(5,606,131)
Non-deductible expenses	58,852	25,426
Foreign tax rates differential	481,318	621,111
Tax incentives relating to R&D expenditures	(1,432,723)	(1,745,145)
Tax exempted interest income	(25,017)	(40,535)
US tax credits	(36,746)	(22,657)
Prior year True-ups	242,392	321,080
Others	316	17
Change in valuation allowance	6,087,173	6,424,019
Income tax expense/(benefit)	260,835	(22,815)

	For the Year Ended December 31
	2025
	Amount	Percent
Loss before income taxes	(14,820,719)
Income tax expense computed at PRC statutory income tax rate of 25%	(3,705,180)	25.0%
Foreign tax effects	277,119	(1.9)%
Nontaxable or nondeductible items	34,886	(0.2)%
Other adjustments
Tax incentives relating to R&D expenditures	(1,222,788)	8.3%
Others	577,190	(3.9)%
Changes in valuation allowance	4,160,655	(28.1)%
Income tax expense	121,882	(0.8)%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2024	2025
Deferred tax assets
Net operating loss carry-forwards	14,850,298	21,278,950	23,868,202
Deferred revenue	1,241,114	1,487,912	1,503,346
Accrued and prepaid expenses	1,635,032	1,246,887	1,272,471
Tax credit carry-forwards	347,340	384,960	370,409
Property, plant and equipment, net	158,609	203,847	301,270
Write-downs of inventory	47,733	28,007	166,004
Share-based compensation	19,846	76,708	81,589
Unrealized financing expense	64,870	23,148	22,334
Allowance against receivables	28,435	27,495	15,822
Unrealized foreign exchange loss	2,364	2,362	2,540
Equity securities without readily determinable fair value	953	953	953
Equity method investments	75	329	841
Equity securities with readily determinable fair value	717	942	752
Advertising expenses in excess of deduction limit	33	123	42
Deferred rent	80,240	112,041	—
Intangible assets	59,375	27,478	—
Others	3,464	2,900	6,813
Less: Valuation allowance	(18,538,828)	(24,902,819)	(27,491,352)
Subtotal	1,670	2,223	122,036

Deferred tax liabilities
Deferred rent	—	—	(108,445)
Available for sale debt securities	—	—	(89,662)
Equity method investments	(7,283)	(12,367)	(25,575)
Intangible assets	—	—	(11,045)
Equity securities using fair value option	(206,734)	(117,323)	—
Subtotal	(214,017)	(129,690)	(234,727)
Total deferred tax liabilities, net	(212,347)	(127,467)	(112,691)

Schedule of valuation allowance

	As of December 31,
	2023	2024	2025
Valuation allowance
Balance at beginning of the year	12,727,355	18,538,828	24,902,819
Additions	5,811,473	6,363,991	4,481,920
Reduction due to expiration of tax attributes	—	—	(1,893,387)
Balance at end of the year	18,538,828	24,902,819	27,491,352

Schedule of tax losses expiration dates

Loss expiring in 2026	2,292,328
Loss expiring in 2027	4,543,012
Loss expiring in 2028	10,301,237
Loss expiring in 2029	20,515,450
Loss expiring in 2030	15,939,298
Loss expiring in 2031	4,777,158
Loss expiring in 2032	10,711,512
Loss expiring in 2033	16,571,345
Loss expiring in 2034	10,313,022
Loss expiring in 2035	4,320,347
Total	100,284,709